Subsequent Events (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 11, 2015	Feb. 27, 2015	Dec. 01, 2014	Dec. 31, 2015	Oct. 23, 2014	Jun. 27, 2013	Nov. 01, 2012	Dec. 12, 2011	Feb. 09, 2015
Subsequent Event [Line Items]
Accelerated share repurchases, authorized amount								$ 11,000,000,000	$ 10,000,000,000	$ 10,000,000,000	$ 10,000,000,000
Shares repurchased	165	563	349
Collaborative Arrangement [Member]
Subsequent Event [Line Items]
Upfront payments and milestone payments	1,189,000,000	67,000,000	44,000,000
Subsequent Event [Member] | February 9, 2015 Through June 28, 2015 [Member]
Subsequent Event [Line Items]
Accelerated share repurchases, authorized amount												5,000,000,000
Shares repurchased				150
Accelerated share repurchases, cash paid				5,000,000,000
Subsequent Event [Member] | Collaborative Arrangement [Member] | OPKO Health, Inc. [Member]
Subsequent Event [Line Items]
Upfront payments and milestone payments					295,000,000
Potential milestone payments					275,000,000
Baxter International Inc. [Member]
Subsequent Event [Line Items]
Total consideration transferred						635,000,000
Forecast [Member] | Hospira [Member]
Subsequent Event [Line Items]
Business acquisition, per share in cash							$ 90
Percentage of transaction financed, cash							66.67%
Percentage of transaction financed, debt							33.34%
Total consideration transferred							$ 17,000,000,000